Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
REVENUES:
Voyage revenues	$ 11,996	$ 4,589
Total Revenues	11,996	4,589
EXPENSES & OTHER OPERATING INCOME:
Voyage expenses	(294)	(1,975)
Vessel operating expenses	(6,060)	(4,038)
Depreciation	(1,492)	(1,176)
Depreciation of dry-docking costs	(1,115)	(856)
Administrative expenses	(1,075)	(820)
Administrative expenses payable to related parties	(309)	(184)
Share-based payments	(20)	(20)
Impairment loss	0	(4,615)
Other income, net	123	1
Operating profit/(loss)	1,754	(9,094)
Interest income	3	12
Interest expense and finance costs	(2,510)	(2,242)
Loss on derivative financial instruments	(65)	(1,868)
Foreign exchange gains/(losses), net	29	(7)
TOTAL LOSS FOR THE PERIOD	(789)	(13,199)
Other Comprehensive Income	0	0
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ (789)	$ (13,199)
Loss per share (U.S.$):
- Basic and Diluted loss per share for the period	$ (0.09)	$ (158.35)